Other Finance Costs - Disclosure of Detailed Information About Finance Costs (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Finance Cost [Abstract]
Interest on bank loans	¥ 525	¥ 0	¥ 0
Interest on lease liabilities	2,276	2,853	3,574
Changes in the carrying amount of put option liabilities	650	637	628
Total	¥ 3,451	¥ 3,490	¥ 4,202